Expense Example - Delaware VIP Global Value Equity - Class II	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	103	322	558	1,236